Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 151,113,371	$ 138,664,272	$ 124,208,506
Cutlery [Member]
Segment Reporting Information [Line Items]
Revenues	68,648,828	66,558,851	62,104,253
Straws [Member]
Segment Reporting Information [Line Items]
Revenues	21,887,800	23,572,926	18,631,276
Cups and plates [Member]
Segment Reporting Information [Line Items]
Revenues	48,126,622	37,439,353	33,536,297
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 12,450,121	$ 11,093,142	$ 9,936,680